Long-term debt (Details) - USD ($)		12 Months Ended
	Jul. 14, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Balance as at Beginning		$ 11,999,108	$ 12,138,799
Add: current portion		8,634,258	1,109,713	$ 1,486,136
Less: current portion		(8,634,258)	(1,109,713)
Total borrowings		8,654,070	13,108,821	13,624,935
Interest expense		930,107	1,288,131
Accretion expense		349,349	511,431
Interest payment		(1,040,596)	(1,277,202)	(1,052,576)
Debt repayment		(4,761,890)	(1,073,103)
Loss on extinguishment of debt (note 9)	$ 747,865	747,865
Foreign Exchange Translation		(439,707)	34,629
Balance as at Ending		19,812	11,999,108	12,138,799
Crown Capital Funding Partner LP
Disclosure of detailed information about borrowings [line items]
Balance as at Beginning		11,472,235	11,093,400
Add: current portion			308,892	304,746
Less: current portion		(7,972,791)	(308,892)
Total borrowings		7,972,791	11,781,127	11,398,146
Interest expense		900,202	1,232,349	1,409,961
Accretion expense		244,611	347,372
Interest payment		(1,005,758)	(1,231,369)
Debt repayment		(4,015,669)
Loss on extinguishment of debt (note 9)		747,865
Foreign Exchange Translation		(439,707)	34,629
Balance as at Ending			11,472,235	11,093,400
WordZ VTB
Disclosure of detailed information about borrowings [line items]
Balance as at Beginning		323,551	617,751
Add: current portion			446,552	446,552
Less: current portion		(417,739)	(446,552)
Total borrowings		417,739	770,103	1,064,303
Interest expense		29,667	49,890
Accretion expense		64,521	102,462
Interest payment		(34,600)	(39,109)
Debt repayment		(411,952)	(407,443)
Balance as at Ending			323,551	617,751
WordZ SBA Loan
Disclosure of detailed information about borrowings [line items]
Balance as at Beginning			45,923
Add: current portion			114,269	214,307
Less: current portion			(114,269)
Total borrowings			114,269	260,230
Interest expense		238
Interest payment		(238)	(832)
Debt repayment		(114,269)	(145,129)
Balance as at Ending				45,923
Home Tech VTB
Disclosure of detailed information about borrowings [line items]
Balance as at Beginning		203,322	381,725
Add: current portion			240,000	240,000
Less: current portion		(243,728)	(240,000)
Total borrowings		263,540	443,322	621,725
Accretion expense		40,217	61,597
Debt repayment		(220,000)	(240,000)
Balance as at Ending		$ 19,812	203,322	381,725
Transcription Express VTB
Disclosure of detailed information about borrowings [line items]
Add: current portion				280,531
Total borrowings				$ 280,531
Interest expense			5,892
Interest payment			(5,892)
Debt repayment			$ (280,531)